Related Party Transactions and Former Parent Company Equity (Details) (Northrop Grumman, Former Parent, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pre-Spin-Off
Related Party Transaction
Purchases of certain products and services from affiliates		$ 44
Sales of certain products and services from affiliates		1
Pre-Spin-Off | Management and Support Services
Related Party Transaction
Cost of enterprise shared services, benefit support services and other specifed services		32
Pre-Spin-Off | Shared Services and Infrastructure Costs
Related Party Transaction
Cost of enterprise shared services, benefit support services and other specifed services		80
Pre-Spin-Off | Provided Benefits
Related Party Transaction
Cost of enterprise shared services, benefit support services and other specifed services		169
Post-Spin-Off | Transition Services Agreement
Related Party Transaction
Cost of enterprise shared services, benefit support services and other specifed services	$ 20	$ 75